Long-Term Debt (Details Textual) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 22, 2013	Dec. 31, 2012	Dec. 31, 2012 City Wood River Facility [Member]	Dec. 31, 2013 City Wood River Facility [Member]	Dec. 31, 2013 Senior Debt Facility [Member]	Dec. 31, 2013 Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment			$ 9,000	$ 52,000	$ 3,150,000
Fixed Facilities Charges Monthly Based On Cost Of Substation and Distribution Facility						34,000
Proceeds from Notes Payable				419,000
Debt Instrument Of First Required Payment1			208,000
Debt Instrument, Interest Rate During Period			6.00%	4.00%
Debt Instrument, Maturity Date, Description			2014	2018
Term Of Capital Lease						30 years
Debt Instrument, Maturity Date					Sep. 30, 2014
Proceeds From Repayments Of Debt Gross	3,330,000
Line of Credit Facility, Amount Outstanding	$ 23,400,000	$ 8,200,000